PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Prepaid Expense, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	September 30, 2019	December 31, 2018

Insurance	$117,399	$226,363
Other	92,120	37,210
Prototype Devices	34,166	—
Rent	22,222	222,224
Prepaid material	2,422	46,120
Stock award	—	6,042

	$268,329	$537,959

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2018	December 31, 2017

Insurance	$226,363	$79,403
Prepaid material	46,120	—
Rent	21,896	254,978
Other	37,210	20,992
Stock award	6,042	30,208
Deposits	—	199,338

	$337,631	$584,919